S000070683 [Member] Expense Example - JOHCM Emerging Markets Discovery Fund	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,880
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,989
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,880
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	$ 2,150